Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Provisions [abstract]
Schedule of details of provisions
The detail of Provisions in the consolidated balance sheets is as follows:

EUR million
	2022	2021	2020
Provision for pensions and other obligations post-employments	2,392	3,185	3,976
Other long term employee benefits	950	1,242	1,751
Provisions for taxes and other legal contingencies	2,074	1,996	2,200
Contingent liabilities and commitments (note 2)	734	733	700
Other provisions	1,999	2,427	2,225
Provisions	8,149	9,583	10,852

Schedule of changes in provision
The changes in 'Provisions' in the last three years were as follows:

EUR million
	2022
	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	3,185	1,242	733	4,423	9,583
Incorporation of Group companies, net	—	—	—	—	—
Additions charged to income	128	69	(27)	1,876	2,046
Interest expense (note 39)	73	27	—	—	100
Staff costs (note 46)	57	8	—	—	65
Provisions or reversion of provisions	(2)	34	(27)	1,876	1,881
Addition	10	105	618	3,484	4,217
Release	(12)	(71)	(645)	(1,608)	(2,336)
Other additions arising from insurance contracts linked to pensions	(33)	—	—	—	(33)
Changes in value recognised in equity	242	—	—	—	242
Payments to pensioners and pre-retirees with a charge to internal provisions	(229)	(363)	—	—	(592)
Insurance premiums paid	(3)	—	—	—	(3)
Payments to external funds	(451)	—	—	—	(451)
Amounts used	—	—	—	(2,817)	(2,817)
Transfer, exchange differences and other changes	(447)	2	28	591	174
Balances at end of year	2,392	950	734	4,073	8,149

EUR million
	2021					2020
	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total	Post employment plans	Long term employee benefits	Contingent liabilities and commitments	Other provisions	Total
Balances at beginning of year	3,976	1,751	700	4,425	10,852	6,358	1,382	739	5,508	13,987
Incorporation of Group companies, net	—	—	—	—	—	(5)	—	(1)	(2)	(8)
Additions charged to income	100	101	29	2,748	2,978	(217)	782	50	1,934	2,549
Interest expense (note 39)	78	13	—	—	91	84	11	—	—	95
Staff costs (note 46)	67	6	—	—	73	69	7	—	—	76
Provisions or reversion of provisions	(45)	82	29	2,748	2,814	(370)	764	50	1,934	2,378
Addition	21	154	473	3,065	3,713	6	787	490	2,258	3,541
Release	(66)	(72)	(444)	(317)	(899)	(376)	(23)	(440)	(324)	(1,163)
Other additions arising from insurance contracts linked to pensions	(8)	—	—	—	(8)	2	—	—	—	2
Changes in value recognised in equity	(1,705)	—	—	—	(1,705)	547	—	—	—	547
Payments to pensioners and pre-retirees with a charge to internal provisions	(201)	(605)	—	—	(806)	(303)	(408)	—	—	(711)
Benefits paid due to settlements	—	—	—	—	—	(1,551)	—	—	—	(1,551)
Insurance premiums paid	—	—	—	—	—	(1)	—	—	—	(1)
Payments to external funds	(440)	—	—	—	(440)	(333)	—	—	—	(333)
Amounts used	—	—	—	(2,961)	(2,961)	—	—	—	(2,485)	(2,485)
Transfer, exchange differences and other changes	1,463	(5)	4	211	1,673	(521)	(5)	(88)	(530)	(1,144)
Balances at end of year	3,185	1,242	733	4,423	9,583	3,976	1,751	700	4,425	10,852

Schedule of provision for pensions and similar obligations
The detail of Provisions for pensions and similar obligations is as follows:

EUR million
	2022	2021	2020
Provisions for post-employment plans - Spanish entities	1,245	1,709	1,881
Provisions for other similar obligations - Spanish entities	895	1,188	1,695
Of which pre-retirements	884	1,176	1,676
Provisions for post-employment plans - United Kingdom	29	44	449
Provisions for post-employment plans - Other subsidiaries	1,118	1,432	1,646
Provisions for other similar obligations - Other subsidiaries	55	54	56
Provision for pensions and other obligations post -employments and Other long term employee benefits	3,342	4,427	5,727
Of which defined benefits	3,335	4,419	5,719

Schedule of actuarial assumptions used to calculate defined benefit obligations	Specifically, the most significant actuarial assumptions used in the calculations were as follows:

	Post-employment plans			Other similar obligations
	2022	2021	2020	2022	2021	2020
Annual discount rate	3.80%	0.90%	0.60%	3.80%	0.90%	0.60%
Mortality tables	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1	PE2020 M/F Col. Orden 1
Cumulative annual CPI growth	2.00%	1.00%	1.00%	2.00%	1.00%	1.00%
Annual salary increase rate	1.25%A	1.25%A	1.25%A	N/A	N/A	N/A
Annual social security pension increase rate	2.00%	1.00%	1.00%	N/A	N/A	N/A
Annual benefit increase rate	N/A	N/A	N/A	0%	0%	0%
A.Corresponds to the group’s defined-benefit obligationsSpecifically, the most significant actuarial assumptions used in the calculations were as follows:

	2022	2021	2020
Annual discount rate	4.88%	1.90%	1.28%
Mortality tables	The S3 Middle tables weighted at 84% of the CMI_2021 projection with an initial addition of 0.25%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2020 projection with an initial addition of 0.15%, smoothing parameter 7 and improving 1.25%.	The S3 Middle tables weighted at 84% of the CMI_2018 projection with an initial addition of 0.15%, smoothing parameter 7 and improving 1.25%.
Cumulative annual CPI growth	3.11%	3.37%	2.95%
Annual salary increase rate	1.00%	1.00%	1.00%
Annual pension increase rate	2.98%	3.21%	2.85%

Disclosure of expected rate of return assumptions	The fair value of insurance contracts was determined as the present value of the related payment obligations, taking into account the following assumptions:

	Post-employment plans			Other similar obligations
	2022	2021	2020	2022	2021	2020
Expected rate of return on plan assets	3.80%	0.90%	0.60%	3.80%	0.90%	0.60%
Expected rate of return on reimbursement rights	3.80%	0.90%	0.60%	N/A	N/A	N/A

Schedule of funding status of the defined benefit obligations
The funding status of the defined benefit obligations in 2022 and the two preceding years is as follows:

EUR million
	Post-employment plans			Other similar obligations
	2022	2021	2020	2022	2021	2020
Present value of the obligations
To current employees	25	29	60	—	—	—
Vested obligations to retired employees	2,005	2,797	3,318	—	—	—
To pre-retirees employees	—	—	—	892	1,186	1,688
Long-service bonuses and other benefits	—	—	—	11	12	18
Other	46	65	41	—	—	1
	2,076	2,891	3,419	903	1,198	1,707
Less - Fair value of plan assets	861	1,217	1,542	8	10	12
Provisions - Provisions for pensions	1,215	1,674	1,877	895	1,188	1,695
Of which:
Internal provisions for pensions	1,141	1,560	1,707	895	1,188	1,695
Net pension assets	(24)	(30)	—	—	—	—
Insurance contracts linked to pensions (note 14)	104	149	174	—	—	—
Unrecognised net assets for pensions	(6)	(5)	(4)	—	—	—
The funding status of the defined benefit obligations in 2022 and the two preceding years is as follows:

EUR million
	2022	2021	2020
Present value of the obligations	8,982	15,392	15,472
Less-
Fair value of plan assets	10,152	17,244	15,575
Provisions - Provisions for pensions	(1,170)	(1,852)	(103)
Of which:
Internal provisions for pensions	29	44	449
Net assets for pensions	(1,199)	(1,896)	(552)
The funding status of the obligations similar to post-employment benefits and other long-term benefits in 2022 and the two preceding years is as follows:

EUR million
	2022	Of which business in Brazil	2021	2020
Present value of the obligations	7,578	5,185	8,018	8,434
Less-
Of which: with a charge to the participants	107	107	106	112
Fair value of plan assets	7,321	5,710	7,167	7,182
Provisions - Provisions for pensions	150	(632)	745	1,140
Of which:
Internal provisions for pensions	1,166	314	1,478	1,694
Net assets for pensions	(122)	(52)	(64)	(83)
Unrecognised net assets for pensions	(894)	(894)	(669)	(471)

Schedule of defined benefit obligation expenses recognized in the consolidated income statements
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	Post-employment plans			Other similar obligations
	2022	2021	2020	2022	2021	2020
Current service cost	3	5	10	1	1	1
Interest cost (net)	48	24	26	25	11	9
Expected return on insurance contracts linked to pensions	(4)	(1)	(1)	—	—	—
Provisions or reversion of provisions
Actuarial (gains)/losses recognised in the year	—	—	—	(67)	(15)	(3)
Past service cost	2	13	2	—	—	—
Pre-retirement cost	—	—	—	92	139	772
OtherA	(8)	(39)	(372)	—	(55)	(15)
	41	2	(335)	51	81	764
A.Including reduction/settlement effect
The amounts recognised in the consolidated income statements in relation to the aforementioned defined benefit obligations are as follows:

EUR million
	2022	2021	2020
Current service cost	30	33	30
Interest cost (net)	(37)	(6)	(12)
Provisions or reversal of provisions, net
Cost of services provided	—	6	—
Others	—	—	(1)
	(7)	33	17
The amounts recognised in the consolidated income statements in relation to these obligations are as follows:

EUR million
	2022	2021	2020
Current service cost	31	34	35
Interest cost (net)	64	62	72
Provisions or reversion of provisions
(Actuarial gains)/losses recognised in the year	8	11	11
Past service cost	8	3	5
Pre-retirement cost	—	(24)	—
Other	(3)	(3)	(5)
	108	83	118

Schedule of status and changes of the defined benefit obligations
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	Post-employment plans			Other similar obligations
	2022	2021	2020	2022	2021	2020
Present value of the obligations at beginning of year	2,891	3,419	5,494	1,198	1,707	1,335
Incorporation of Group companies, net	—	6	—	—	—	—
Current service cost	3	5	10	1	1	1
Interest cost	78	36	39	25	11	9
Pre-retirement cost	—	—	—	92	139	772
Effect of curtailment/settlement	(8)	(61)	(372)	—	(55)	(15)
Benefits paid	(258)	(248)	(359)	(346)	(589)	(392)
Benefits paid due to settlements	—	(166)	(1,551)	—	—	—
Past service cost	2	13	2	—	—	—
Actuarial (gains)/losses	(631)	(121)	163	(68)	(15)	(3)
Demographic actuarial (gains)/losses	2	9	91	(5)	(8)	(8)
Financial actuarial (gains)/losses	(633)	(130)	72	(63)	(7)	5
Exchange differences and other items	(1)	8	(7)	1	(1)	—
Present value of the obligations at end of year	2,076	2,891	3,419	903	1,198	1,707
The changes in the present value of the accrued defined benefit obligations were as follows:

EUR million
	2022	2021	2020
Present value of the obligations at beginning of year	15,392	15,472	14,297
Current service cost	30	33	30
Interest cost	283	219	284
Benefits paid	(487)	(465)	(445)
Contributions made by employees	9	18	17
Past service cost	—	6	—
Actuarial (gains)/losses	(5,660)	(933)	2,060
Demographic actuarial (gains)/losses	(144)	(17)	34
Financial actuarial (gains)/losses	(5,516)	(916)	2,026
Exchange differences and other items	(585)	1,042	(771)
Present value of the obligations at end of year	8,982	15,392	15,472
The changes in the present value of the accrued obligations were as follows:

EUR million
	2022	2021	2020
Present value of the obligations at beginning of year	8,018	8,434	10,717
Incorporation of Group companies, net	—	(5)	(84)
Current service cost	31	34	35
Interest cost	546	429	465
Pre-retirement cost	—	(24)	—
Effect of curtailment/settlement	(3)	(3)	(5)
Benefits paid	(653)	(538)	(544)
Benefits paid due to settlements	(179)	—	—
Contributions made by employees	5	3	3
Past service cost	8	3	5
Actuarial (gains)/losses	(876)	(486)	176
Demographic actuarial (gains)/losses	5	16	23
Financial actuarial (gains)/losses	(881)	(502)	153
Exchange differences and other items	681	171	(2,334)
Present value of the obligations at end of year	7,578	8,018	8,434

Schedule of changes in fair value of plan assets	The changes in the fair value of plan assets and of insurance contracts linked to pensions were as follows:

Plan Assets
EUR million
	Post-employment plans			Other similar obligations
	2022	2021	2020	2022	2021	2020
Fair value of plan assets at beginning of year	1,217	1,542	1,547	10	12	14
Incorporation of Group companies, net	—	6	—	—	—	—
Expected return on plan assets	30	12	13	—	—	—
Gains/(losses) on settlements	—	(22)	—	—	—	—
Benefits paid	(78)	(263)	(94)	(2)	(2)	(2)
Contributions/(surrenders)	2	15	5	—	—	—
Actuarial gains/(losses)	(303)	(76)	76	(1)	—	—
Exchange differences and other items	(7)	3	(5)	1	—	—
Fair value of plan assets at end of year	861	1,217	1,542	8	10	12
The changes in the fair value of the plan assets were as follows:

EUR million
	2022	2021	2020
Fair value of plan assets at beginning of year	17,244	15,575	14,755
Expected return on plan assets	320	225	296
Benefits paid	(487)	(463)	(443)
Contributions	262	285	274
Actuarial gains/(losses)	(6,517)	541	1,492
Exchange differences and other items	(670)	1,081	(799)
Fair value of plan assets at end of year	10,152	17,244	15,575
The changes in the fair value of the plan assets were as follows:

EUR million
	2022	2021	2020
Fair value of plan assets at beginning of year	7,167	7,182	8,826
Incorporation of Group companies, net	—	(6)	(86)
Expected return on plan assets	570	411	410
Benefits paid	(766)	(478)	(488)
Contributions	198	152	63
Actuarial gains/(losses)	(498)	(155)	536
Exchange differences and other items	650	61	(2,079)
Fair value of plan assets at end of year	7,321	7,167	7,182

Schedule of insurance contracts linked to pensions

Insurance Contracts linked to pensions
EUR million
	Post-employment plans			Other similar obligations
	2022	2021	2020	2022	2021	2020
Fair value of insurance contracts linked to pensions at beginning of year	149	174	192	—	—	—
Incorporation of Group companies, net	—	—	—	—	—	—
Expected return on insurance contracts linked to pensions	4	1	1	—	—	—
Benefits paid	(16)	(19)	(21)	—	—	—
Paid premiums	—	1	—	—	—	—
Actuarial gains/(losses)	(33)	(8)	2	—	—	—
Fair value of insurance contracts linked to pensions at end of year	104	149	174	—	—	—

Schedule of maturity of estimated benefits payments
The following table shows the estimated benefits payable at 31 December 2022 for the next ten years:

EUR million
2023	498
2024	426
2025	358
2026	307
2027	251
2028 to 2032	807
The following table shows the estimated benefits payable at 31 December 2022 for the next ten years:

EUR million
2023	471
2024	408
2025	432
2026	457
2027	481
2028 to 2032	2,632
The following table shows the estimated benefits payable at 31 December 2022 for the next ten years:

EUR million
2023	602
2024	610
2025	620
2026	626
2027	632
2028 to 2032	3,228

Schedule of main categories of plan assets
The main categories of plan assets as a percentage of total plan assets are as follows:

	2022	2021	2020
Equity instruments	—	10%	9%
Debt instruments	51%	51%	55%
Properties	13%	10%	10%
Other	36%	29%	26%
The main categories of plan assets as a percentage of total plan assets are as follows:

	2022	2021	2020
Equity instruments	11%	12%	11%
Debt instruments	83%	83%	84%
Properties	1%	1%	1%
Other	5%	4%	4%

Schedule of other provisions by geographical area and by type of provision
The detail, by geographical area, of Provisions for taxes and other legal contingencies and Other provisions is as follows:

EUR million
	2022	2021	2020
Recognised by Spanish companies	1,768	1,595	1,647
Recognised by other EU companies	328	779	539
Recognised by other companies	1,977	2,049	2,239
Of which:
Brazil	1,243	1,339	1,475
	4,073	4,423	4,425
The types of provision were determined by grouping together items of a similar nature:

EUR million
	2022	2021	2020
Provisions for taxes	679	564	600
Provisions for employment-related proceedings (Brazil)	301	328	437
Provisions for other legal proceedings	1,094	1,104	1,163
Provision for customer remediation	349	745	395
Regulatory framework-related provisions	19	36	69
Provision for restructuring	641	749	810
Other	990	897	951
	4,073	4,423	4,425